Long-term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Long-term Debt.
Long-term Debt

4.   Long-term Debt

Long-term debt consists of the following:

	March 31,	December 31,
	2018	2017
Term Loan	$—	$248,529
Less:
Current portion	—	(2,568)
Unamortized debt discount and deferred loan costs	—	(4,524)
Long-term debt, net	$—	$241,437

On July 31, 2014, Cactus LLC entered into a credit agreement collateralized by substantially all of its assets (the “Credit Agreement”), consisting of a $275.0 million Tranche B term loan (the “Term Loan”) and $50.0 million revolving credit facility with a $10.0 million sublimit for letters of credit (the “Revolving Loans”). In conjunction with the completion of our IPO in February 2018, we repaid the Term Loan in full. There was $248.5 million outstanding on the Term Loan as of December 31, 2017. As of March 31, 2018 and December 31, 2017, no amounts were outstanding on the Revolving Loans and no letters of credit were outstanding. We may borrow and repay the Revolving Loans in accordance with the terms of the Credit Agreement. A commitment fee is payable quarterly on the unused portion of the revolving credit facility. Interest on the Revolving Loans is payable in arrears for each draw fixed at an adjusted base rate plus an applicable margin, as defined in the Credit Agreement. At March 31, 2018 there was no accrued interest and December 31, 2017 included $0.2 million of accrued interest within accrued expenses, on the consolidated balance sheets. The Revolving Loans portion of the Credit Agreement matures on July 31, 2019. Amounts outstanding under the Credit Agreement may be voluntarily prepaid, in whole or in part, without premium or penalty, in accordance with the terms of the Credit Agreement and subject to breakage and similar costs.

The Credit Agreement contains various restrictive covenants that may limit our ability to incur additional indebtedness and liens, make or declare dividends, or enter into certain transactions, and contains a total leverage financial covenant related only to the Revolving Loans once a total of $15.0 million or more has been drawn on the Revolving Loans. Based on this total leverage financial covenant, availability under the revolving credit facility can be limited to $15.0 million. At March 31, 2018, we had access to the full $50.0 million revolving credit facility capacity. At March 31, 2018 and December 31, 2017, we were in compliance with the covenants in the Credit Agreement.

At March 31, 2018, the applicable margin on our Revolving Loans was 2.75% with an adjusted base rate of one or three month LIBOR. At December 31, 2017, the weighted average interest rate for the borrowings under the Credit Agreement was 7.3%.

Loss on debt extinguishment

For the three months ended March 31, 2018, we recorded a $4.3 million loss on early extinguishment of debt in conjunction with the repayment of the Term Loan with a portion of the net proceeds from our IPO. The loss consists of the write-off of the unamortized balance of debt discount and deferred loan costs of $2.1 million and $2.2 million, respectively. The loss on debt extinguishment is included under other income (expense), net, in the consolidated statements of income.

4. Long‑Term Debt

Long‑term debt consists of the following:

	December 31,
	2017	2016
Term Loan	$248,529	$251,098
Less:
Current portion	(2,568)	(2,568)
Unamortized debt discount and deferred loan costs	(4,524)	(6,276)
Long-term debt, net	$241,437	$242,254

On July 31, 2014, we entered into a credit agreement collateralized by substantially all of our assets (the “Credit Agreement”), consisting of a $275.0 million Tranche B term loan (the “Term Loan”) and a $50.0 million revolving credit facility with a $10.0 million sublimit for letters of credit (the “Revolving Loans”). We make quarterly principal payments on the Term Loan and may make loan prepayments as outlined in the Credit Agreement. We may borrow and repay the Revolving Loans in accordance with the terms of the Credit Agreement. A commitment fee is payable quarterly on the unused portion of the revolving credit facility. There was $248.5 million and $251.1 million outstanding on the Term Loan as of December 31, 2017 and 2016, respectively. As of December 31, 2017 and 2016, no amounts were outstanding on the Revolving Loans and no letters of credit were outstanding. Interest on outstanding amounts under the Credit Agreement are payable in arrears for each draw fixed at an adjusted based rate plus an applicable margin, as defined in the Credit Agreement. At December 31, 2017 and 2016, there was $0.2 million and $0.1 million accrued interest included within accrued expenses, respectively, in the consolidated balance sheets. The Term Loan portion of the Credit Agreement matures on July 31, 2020. The Revolving Loans portion of the Credit Agreement matures on July 31, 2019. Amounts outstanding under the Credit Agreement may be voluntarily prepaid, in whole or in part, without premium or penalty, in accordance with the terms of the Credit Agreement and subject to breakage and similar costs.

In conjunction with the IPO, we repaid the Term Loan in full. As of December 31, 2017, prior to the repayment resulting from the IPO, the future maturities of long‑term debt were as follows:

Years Ending December 31,
2018	$2,568
2019	2,568
2020	243,393
$248,529

The Credit Agreement contains various restrictive covenants that may limit our ability to incur additional indebtedness and liens, make or declare dividends, or enter into certain transactions, and contains a total leverage financial covenant related only to the Revolving Loans once a total of $15.0 million or more has been drawn on the Revolving Loans. Based on this total leverage financial covenant, availability under the revolving credit facility can be limited to $15.0 million. At December 31, 2017, we had access to the full $50.0 million revolving credit facility capacity. At December 31, 2017 and 2016, we were in compliance with the covenants in the Credit Agreement.

At December 31, 2017 and 2016, the weighted average interest rate for borrowings under the Credit Agreement was 7.3% and 7.0%, respectively.

Gain on debt extinguishment

In accordance with the provisions of the Credit Agreement, we redeemed $7.5 million and $10.0 million of the Term Loan at a price of 65% and 79% of the principal amount in 2016 and 2015, respectively. We paid $4.9 million and $7.9 million for such redemptions, including fees, in 2016 and 2015, respectively. We recorded a gain on debt extinguishment of $2.3 million and $1.6 million in 2016 and 2015, respectively, on the redemptions. The gain consists of the tender discount on the Term Loan amount redeemed, partially offset by transaction fees and the write‑off of $0.3 million and $0.2 million of the unamortized debt discount and deferred loan costs in 2016 and 2015, respectively. The gain on debt extinguishment is included under other income, net, in the consolidated statements of income.

Interest Expense, net

Interest expense, net, including debt discount and deferred loan costs amortization, is comprised of the following:

	Year Ended December 31,
	2017	2016	2015
Interest under Credit Agreement	$18,627	$18,414	$19,682
Debt discount and deferred loan costs amortization	1,752	1,777	1,913
Capital lease interest	311	24	—
Other	82	20	253
Interest (income)	(5)	(2)	(11)
Interest expense, net	$20,767	$20,233	$21,837